INCOME TAXES (Tables)	12 Months Ended
Jun. 28, 2017
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Income before provision for income taxes consists of the following (in thousands):

	2017	2016	2015
Domestic	$186,679	$258,905	$257,228
Foreign	21,829	27,482	27,049
Total income before provision for income taxes	$208,508	$286,387	$284,277

Provision For Income Taxes From Continuing Operations
The provision for income taxes consists of the following (in thousands):

	2017	2016	2015
Current income tax expense:
Federal	$64,407	$48,896	$60,575
State	13,358	10,843	11,990
Foreign	2,490	3,497	3,319
Total current income tax expense	80,255	63,236	75,884
Deferred income tax (benefit) expense:
Federal	(19,647)	21,842	11,674
State	(3,064)	704	2,156
Foreign	141	(15)	(96)
Total deferred income tax (benefit) expense	(22,570)	22,531	13,734
	$57,685	$85,767	$89,618

Reconciliation Between Reported Provision for Income Taxes And Amount Computed By Statutory Federal Income Tax Rate
A reconciliation between the reported provision for income taxes and the amount computed by applying the statutory Federal income tax rate of 35% to income before provision for income taxes is as follows (in thousands):

	2017	2016	2015
Income tax expense at statutory rate	$72,978	$100,236	$99,496
FICA tax credit	(20,657)	(20,497)	(18,633)
State income taxes, net of Federal benefit	5,928	9,614	8,646
Other	(564)	(3,586)	109
	$57,685	$85,767	$89,618

Deferred Income Tax Assets And Liabilities
The income tax effects of temporary differences that give rise to significant portions of deferred income tax assets and liabilities as of June 28, 2017 and June 29, 2016 are as follows (in thousands):

	2017	2016
Deferred income tax assets:
Leasing transactions	$32,019	$32,826
Stock-based compensation	14,029	12,817
Restructure charges and impairments	3,533	2,211
Insurance reserves	19,700	18,015
Employee benefit plans	288	501
Gift cards	23,670	18,609
State net operating losses	2,554	3,030
Federal credit carryover	12,697	14,722
State credit carryover	3,148	3,238
Other, net	8,480	7,930
Less: Valuation allowance	(5,232)	(5,315)
Total deferred income tax assets	114,886	108,584
Deferred income tax liabilities:
Prepaid expenses	19,506	17,360
Goodwill and other amortization	30,213	28,659
Depreciation and capitalized interest on property and equipment	26,375	43,858
Other, net	1,763	4,382
Total deferred income tax liabilities	77,857	94,259
Net deferred income tax asset	$37,029	$14,325

Reconciliation Of Unrecognized Tax Benefits
A reconciliation of unrecognized tax benefits for the fiscal years ended June 28, 2017 and June 29, 2016 are as follows (in thousands):

	2017	2016
Balance at beginning of year	$4,989	$3,843
Additions based on tax positions related to the current year	402	1,359
Additions based on tax positions related to prior years	31	2,332
Settlements with tax authorities	(681)	(1,963)
Expiration of statute of limitations	(679)	(582)
Balance at end of year	$4,062	$4,989